INCOME TAXES - Schedule of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
International operations subject to different tax rates	(10.00%)	(5.00%)	1.00%
Non-controlling interests in income of flow-through entities	(11.00%)	(12.00%)	(9.00%)
Change in tax rates applicable to temporary differences in other jurisdictions	(5.00%)	(5.00%)	(46.00%)
Other	2.00%	3.00%	1.00%
Effective income tax rate	2.00%	7.00%	(27.00%)